Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2015
Concentration Risk [Line Items]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	Level 2	$62,443	$57,976	$64,055	$58,951
Series 1 Debentures (ii)	Level 1	19,927	19,927	58,733	58,733

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the period end market price.

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at fair value on a non-recurring basis as at December 31, 2015 and December 31, 2014 in the financial statements are summarized below:

	December 31, 2015		December 31, 2014
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$180	$(1,384)	$29,589	$(3,461)

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	December 31, 2015	December 31, 2014
Trade accounts receivables	$24,028	$65,474
Other receivables	708	1,029
Total accounts receivable	$24,736	$66,503
Unbilled revenue	$17,565	$43,622

Schedule of trade receivables aging
As at December 31, 2015 and December 31, 2014, trade receivables are aged as follows:

	December 31, 2015	December 31, 2014
Not past due	$23,946	$60,543
Past due 1-30 days	—	3,658
Past due 31-60 days	—	2
More than 61 days	82	1,271
Total	$24,028	$65,474

Schedule of changes to the allowance for uncollectible accounts	Changes to the allowance are as follows:

Year ended December 31,	2015	2014
Opening balance	$—	$—
Current year allowance	—	164
Write-offs	—	(164)
Ending balance	$—	$—

Total revenues
Concentration Risk [Line Items]
Schedule of major customers	The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2015	2014
Customer A	41%	11%
Customer B	34%	14%
Customer C	10%	6%
Customer D	8%	28%
Customer E	1%	29%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At December 31, 2015 and December 31, 2014, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	December 31, 2015	December 31, 2014
Customer 1	42%	11%
Customer 2	21%	1%
Customer 3	20%	6%
Customer 4	2%	26%
Customer 5	—%	49%